Tema International Durable Quality ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 6.6%
Airbus SE	448	$106,281
Safran SA	490	165,056
		271,337

Banks - 6.7%
CaixaBank SA	9,824	109,615
NatWest Group PLC	8,480	70,964
UniCredit SpA	1,280	95,190
		275,769

Broadline Retail - 4.2%
MercadoLibre, Inc. (a)	48	99,446
Sea Ltd. – ADR – Class A (a)	512	71,173
		170,619

Capital Markets - 12.7%
Deutsche Boerse AG	361	96,553
Euronext NV (b)	656	100,705
London Stock Exchange Group PLC	1,168	137,725
S&P Global, Inc.	176	87,794
UBS Group AG	2,480	95,791
		518,568

Chemicals - 1.8%
Air Liquide SA	384	73,573

Construction & Engineering - 5.2%
Ferrovial SE	1,973	129,258
Vinci SA	576	81,707
		210,965

Construction Materials - 6.1%
Buzzi SpA	1,930	118,916
Titan SA	2,482	130,895
		249,811

Consumer Staples Distribution & Retail - 2.2%
Performance Food Group Co. (a)	944	91,634

Electrical Equipment - 2.9%
Schneider Electric SE	448	120,082

Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp.	100	34,019

Entertainment - 0.8%
Nintendo Co. Ltd.	400	34,007

Financial Services - 1.2%
Wise PLC - Class A (a)	4,078	47,665

Food Products - 2.3%
Kotobuki Spirits Co. Ltd.	8,000	94,312

Health Care Equipment & Supplies - 0.9%
Straumann Holding AG	336	38,323

Hotels, Restaurants & Leisure - 3.2%
Amadeus IT Group SA	1,783	131,044

Industrial Conglomerates - 2.5%
Hitachi Ltd.	3,200	101,774

Insurance - 2.9%
Aon PLC - Class A	337	119,271

Life Sciences Tools & Services - 2.2%
ICON PLC (a)	493	91,205

Metals & Mining - 2.5%
Wheaton Precious Metals Corp.	944	103,887

Passenger Airlines - 2.3%
Ryanair Holdings PLC	2,816	92,210

Personal Care Products - 1.9%
L'Oreal S.A.	183	79,756

Pharmaceuticals - 6.5%
AstraZeneca PLC	608	112,464
Novartis AG	768	99,914
Teva Pharmaceutical Industries Ltd. - ADR (a)	2,032	54,640
		267,018

Semiconductors & Semiconductor Equipment - 13.2%
Advantest Corp.	1,400	184,405
Disco Corp.	400	111,981
NXP Semiconductors NV	551	107,412
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	464	135,261
		539,059

Software - 2.9%
Intuit, Inc.	186	117,939

Textiles, Apparel & Luxury Goods - 2.9%
Hermes International	48	116,963

Transportation Infrastructure - 2.3%
Aena SME SA (b)	3,488	94,950
TOTAL COMMON STOCKS (Cost $3,987,900)		4,085,760

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (c)	10,489	10,489
TOTAL MONEY MARKET FUNDS (Cost $10,489)		10,489

TOTAL INVESTMENTS - 100.0% (Cost $3,998,389)		4,096,249
Other Assets in Excess of Liabilities - 0.0% (d)		989
TOTAL NET ASSETS - 100.0%		$4,097,238

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $195,655 or 4.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema International Durable Quality ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$4,085,760	$–	$–	$4,085,760
Money Market Funds	10,489	–	–	10,489
Total Investments	$4,096,249	$–	$–	$4,096,249

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

France	$743,418	18.1%
Japan	560,498	13.7
United Kingdom	488,089	12.0
Netherlands	337,375	8.3
Spain	335,609	8.2
United States	307,856	7.5
Switzerland	234,028	5.6
Italy	214,106	5.2
Ireland	183,415	4.5
Taiwan	135,261	3.3
Belgium	130,895	3.2
Canada	103,887	2.5
Uruguay	99,446	2.4
Germany	96,553	2.4
Singapore	71,173	1.8
Israel	54,640	1.3
Other Assets in Excess of Liabilities	989	0.0 (a)
	$4,097,238	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of November 30, 2025
(% of Net Assets)

Financials	$961,273	23.5%
Industrials	891,318	21.8
Information Technology	691,017	16.9
Materials	427,271	10.4
Consumer Discretionary	418,626	10.3
Health Care	396,546	9.6
Consumer Staples	265,702	6.4
Communication Services	34,007	0.8
Money Market Funds	10,489	0.3
Other Assets in Excess of Liabilities	989	0.0 (a)
	$4,097,238	100.0%

(a)	Represents less than 0.05% of net assets.